UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06325

BNY Mellon Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/24

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Midcap Index Fund, Inc.

SEMI-ANNUAL REPORT April 30, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2023, through April 30, 2024, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith, Portfolio Managers.

Market and Fund Performance Overview

For the six-month period ended April 30, 2024, BNY Mellon Midcap Index Fund, Inc.’s (the “fund”) Investor shares produced a total return of 21.66%, and its Class I shares returned 21.79%.1 In comparison, the S&P MidCap 400® Index (the “Index”), the fund’s benchmark, produced a total return of 21.90% for the same period.2,3

U.S. equities gained ground during the reporting period as inflationary pressures eased, interest rates plateaued and economic growth remained positive. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in all stocks in the Index in proportion to their weighting in the Index.

Because the fund has expenses, performance will tend to be slightly lower than that of the Index. The fund attempts to have a correlation between its performance and that of the Index of at least 0.95, before fees and expenses. A correlation of 1.00 would mean that the fund and the Index were perfectly correlated.

The Index is an unmanaged index of the common stocks of 400 medium-sized companies. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally have market capitalizations ranging between approximately $5.8 billion and $15.8 billion, to the extent consistent with market conditions.

Economic Growth Drives Equity Gains

U.S. equities gained ground during the reporting period as the U.S. Federal Reserve (the “Fed”) left the federal funds rate unchanged and forecast the possibility of rate cuts sometime in 2024. Inflation proved sticky, remaining in a range of 3.1%−3.5% throughout the period despite the highest interest rates in decades. Nevertheless, economic growth remained relatively strong, bolstered by robust consumer spending, high employment levels and healthy corporate profits. Investors appeared to accept the prospect of rates remaining higher for longer, bidding share prices to new records. At the same time, market strength broadened beyond the narrow group of artificial intelligence (“AI”)-related mega-cap names that drove most of the market’s gains early in the period. Although growth stocks continued to outperform their value-oriented counterparts for the reporting period as a whole, the margin between the two investment styles diminished significantly. Mid-cap stocks generally matched or exceeded the gains of large caps after underperforming by a significant margin during the prior reporting period.

Growth-Oriented Technology and Utility Shares Outperform

Information technology companies leveraged to advances in AI delivered notably strong returns, led by high performance server manufacturer Super Micro Computer, Inc. and specialized equipment makers Coherent Corp. and MKS Instruments, Inc. The utilities sector benefited from its defensive characteristics at a time of volatility and uncertainty relating to the strength of the economy, while utilities focusing on the transition to renewable energy sources, such as Vistra Corp., UGI Corp. and Southwest Gas Holdings, Inc., performed particularly well. Among industrials, government spending on infrastructure, supply-chain improvements and a favorable economic backdrop supported relatively strong returns, with notable gains from Core & Main, EMCOR Group, Inc. and ESAB Corp.

Conversely, the communication services sector came under pressure from increased competition, rising operational costs and regulatory challenges. Notably weak performers included telecommunication services providers Cable One, Inc. and Iridium Communications, Inc., and digital media company Ziff Davis, Inc. The energy sector lagged due to weak oil and gas prices, undermining returns from companies such as NOV, Inc., Valaris Limited and Civitas Resources, Inc. Finally, the interest-rate-sensitive real estate sector underperformed as a result of high rates and fears of an economic slowdown, while companies such as W. P. Carey, Inc., Equity LifeStyle Properties, Inc. and Medical Properties Trust, Inc. also faced competitive challenges that drove shares lower.

The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.

Replicating the Performance of the Index

As of April 30, 2024, the U.S. economy remains robust. While persistent inflation has delayed the prospect of interest rate cuts until later this year, if not beyond, markets appear to have readjusted to the prevailing, higher-for-longer environment. The impact of the strong U.S. dollar on exports remains a concern. However, in the absence of unexpected economic shocks, we expect market volatility to decrease and inflation to gradually ease, potentially setting the stage for additional market gains.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

However developments unfold, in seeking to match the performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2024

1 Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for midsized companies. The Index measures the performance of midsized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Midcap Index Fund, Inc. from November 1, 2023 to April 30, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2024

	Investor Shares	Class I
Expenses paid per $1,000†	$2.76	$1.38
Ending value (after expenses)	$1,216.60	$1,217.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2024

	Investor Shares	Class I
Expenses paid per $1,000†	$2.51	$1.26
Ending value (after expenses)	$1,022.38	$1,023.62
†

Expenses are equal to the fund’s annualized expense ratio of .50% for Investor Shares and .25% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 1.6%
Adient PLC	55,229	[a]	1,649,690
Autoliv, Inc.	44,377		5,315,921
Gentex Corp.	141,125		4,840,588
Harley-Davidson, Inc.	77,476		2,664,400
Lear Corp.	34,383		4,327,788
The Goodyear Tire & Rubber Company	173,324	[a]	2,072,955
Thor Industries, Inc.	32,440		3,225,185
Visteon Corp.	16,483	[a]	1,823,514
			25,920,041
Banks - 5.2%
Associated Banc-Corp	91,474		1,927,357
Bank OZK	62,676		2,798,483
Cadence Bank	110,740		3,064,176
Columbia Banking System, Inc.	127,019		2,389,227
Commerce Bancshares, Inc.	71,937		3,933,515
Cullen/Frost Bankers, Inc.	38,631		4,030,759
East West Bancorp, Inc.	85,267		6,351,539
F.N.B. Corp.	219,542		2,928,690
First Financial Bankshares, Inc.	78,424		2,318,213
First Horizon Corp.	337,636		5,037,529
Glacier Bancorp, Inc.	67,530		2,443,235
Hancock Whitney Corp.	51,528		2,338,856
Home BancShares, Inc.	114,726		2,716,712
International Bancshares Corp.	32,792		1,824,875
New York Community Bancorp, Inc.	446,757		1,183,906
Old National Bancorp	190,650		3,153,351
Pinnacle Financial Partners, Inc.	46,120		3,537,404
Prosperity Bancshares, Inc.	56,214		3,483,582
SouthState Corp.	46,296		3,504,607
Synovus Financial Corp.	88,221		3,157,430
Texas Capital Bancshares, Inc.	28,260	[a]	1,622,124
UMB Financial Corp.	26,060		2,075,940
United Bankshares, Inc.	81,086		2,632,052
Valley National Bancorp	260,003		1,822,621
Webster Financial Corp.	103,904		4,554,112
Wintrust Financial Corp.	36,786		3,554,999
Zions Bancorp NA	90,089		3,673,829
			82,059,123
Capital Goods - 15.3%
Acuity Brands, Inc.	18,563		4,609,193
Advanced Drainage Systems, Inc.	41,175		6,464,475

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 15.3% (continued)
AECOM	82,299		7,601,136
AGCO Corp.	37,565		4,289,547
Applied Industrial Technologies, Inc.	23,539		4,313,522
BWX Technologies, Inc.	55,318		5,297,805
Carlisle Cos., Inc.	29,379		11,406,397
Chart Industries, Inc.	25,244	[a]	3,636,651
Comfort Systems USA, Inc.	21,688		6,710,484
Core & Main, Inc., CI. A	103,206	[a]	5,828,043
Crane Co.	29,374		4,112,654
Curtiss-Wright Corp.	23,137		5,863,379
Donaldson Co., Inc.	72,622		5,243,308
EMCOR Group, Inc.	28,463		10,166,130
EnerSys	24,127		2,182,287
Esab Corp.	34,038		3,603,943
Flowserve Corp.	78,803		3,716,349
Fluor Corp.	102,916	[a]	4,150,602
Fortune Brands Innovations, Inc.	76,723		5,608,451
GATX Corp.	21,358		2,613,365
Graco, Inc.	102,122		8,190,184
Hexcel Corp.	51,565		3,310,989
ITT, Inc.	50,050		6,473,467
Lennox International, Inc.	19,375		8,978,763
Lincoln Electric Holdings, Inc.	34,608		7,597,494
MasTec, Inc.	36,920	[a]	3,274,435
MDU Resources Group, Inc.	122,705		3,030,814
MSC Industrial Direct Co., Inc., Cl. A	27,199		2,481,637
nVent Electric PLC	100,382		7,234,531
Oshkosh Corp.	39,544		4,439,605
Owens Corning	53,772		9,044,988
RBC Bearings, Inc.	17,540	[a]	4,289,407
Regal Rexnord Corp.	39,974		6,450,604
Sensata Technologies Holding PLC	90,394		3,462,994
Simpson Manufacturing Co., Inc.	25,769		4,480,971
Terex Corp.	40,313		2,259,544
The Middleby Corp.	32,635	[a]	4,535,286
The Timken Company	39,753		3,546,763
The Toro Company	63,385		5,551,892
Trex Co., Inc.	66,071	[a]	5,850,587
UFP Industries, Inc.	37,315		4,205,401
Valmont Industries, Inc.	12,555		2,571,264
Watsco, Inc.	18,924		8,472,653
Watts Water Technologies, Inc., Cl. A	16,394		3,253,553
WESCO International, Inc.	26,555		4,056,276

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 15.3% (continued)
Woodward, Inc.	36,482		5,923,218
			240,385,041
Commercial & Professional Services - 4.1%
ASGN, Inc.	28,382	[a]	2,737,444
CACI International, Inc., Cl. A	13,509	[a]	5,433,725
Clean Harbors, Inc.	30,602	[a]	5,797,549
Concentrix Corp.	27,803		1,519,990
ExlService Holdings, Inc.	100,887	[a]	2,925,723
Exponent, Inc.	30,327		2,787,355
FTI Consulting, Inc.	21,241	[a]	4,541,963
Genpact Ltd.	98,923		3,040,893
Insperity, Inc.	21,095		2,171,308
KBR, Inc.	81,681		5,304,364
ManpowerGroup, Inc.	29,985		2,262,368
MAXIMUS, Inc.	37,206		2,986,898
MSA Safety, Inc.	22,260		4,015,704
Paylocity Holding Corp.	26,175	[a]	4,061,313
Science Applications International Corp.	31,620		4,069,494
Stericycle, Inc.	56,638	[a]	2,533,418
Tetra Tech, Inc.	32,138		6,257,911
The Brink's Company	27,494		2,404,625
			64,852,045
Consumer Discretionary Distribution & Retail - 4.3%
AutoNation, Inc.	15,537	[a]	2,503,788
Burlington Stores, Inc.	38,624	[a]	6,950,003
Dick's Sporting Goods, Inc.	35,184		7,069,873
Five Below, Inc.	33,565	[a]	4,911,902
Floor & Decor Holdings, Inc., Cl. A	64,475	[a]	7,113,527
GameStop Corp., Cl. A	158,689	[a]	1,759,861
Lithia Motors, Inc.	16,641		4,233,138
Macy's, Inc.	167,407		3,085,311
Murphy USA, Inc.	11,434		4,731,618
Nordstrom, Inc.	59,764		1,136,114
Ollie's Bargain Outlet Holdings, Inc.	37,729	[a]	2,759,499
Penske Automotive Group, Inc.	11,531		1,763,205
RH	9,226	[a]	2,279,283
The Gap, Inc.	130,705		2,682,067
Valvoline, Inc.	77,708	[a]	3,304,144
Williams-Sonoma, Inc.	38,810		11,129,932
			67,413,265
Consumer Durables & Apparel - 4.2%
Brunswick Corp.	41,545		3,350,189
Capri Holdings Ltd.	70,969	[a]	2,517,980

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Durables & Apparel - 4.2% (continued)
Carter's, Inc.	21,694		1,484,087
Columbia Sportswear Co.	20,318		1,617,922
Crocs, Inc.	36,645	[a]	4,557,539
Helen of Troy Ltd.	14,242	[a]	1,320,376
KB Home	43,810		2,837,136
Leggett & Platt, Inc.	82,439		1,489,673
Mattel, Inc.	213,548	[a]	3,912,199
Polaris, Inc.	31,884		2,715,241
PVH Corp.	36,083		3,925,830
Skechers USA, Inc., Cl. A	81,085	[a]	5,355,664
Taylor Morrison Home Corp.	65,862	[a]	3,688,931
Tempur Sealy International, Inc.	104,924		5,252,495
Toll Brothers, Inc.	63,098		7,515,603
TopBuild Corp.	19,121	[a]	7,737,695
Under Armour, Inc., Cl. A	115,720	[a]	778,796
Under Armour, Inc., Cl. C	117,676	[a]	767,248
Whirlpool Corp.	33,011		3,131,423
YETI Holdings, Inc.	53,334	[a]	1,905,090
			65,861,117
Consumer Services - 4.8%
Aramark	158,644		4,998,872
Boyd Gaming Corp.	42,545		2,276,583
Choice Hotels International, Inc.	14,732		1,742,206
Churchill Downs, Inc.	41,070		5,298,030
Duolingo, Inc.	21,567	[a]	4,868,750
Graham Holdings Co., Cl. B	2,214		1,552,833
Grand Canyon Education, Inc.	18,173	[a]	2,362,853
H&R Block, Inc.	83,595		3,948,192
Hilton Grand Vacations, Inc.	43,432	[a]	1,808,508
Hyatt Hotels Corp., Cl. A	26,537		3,948,440
Light & Wonder, Inc.	54,730	[a]	4,885,200
Marriott Vacations Worldwide Corp.	20,224		1,943,729
Penn Entertainment, Inc.	89,058	[a]	1,473,019
Planet Fitness, Inc., Cl. A	51,067	[a]	3,055,849
Service Corp. International	89,378		6,409,296
Texas Roadhouse, Inc.	40,406		6,496,477
The Wendy's Company	101,767		2,034,322
Travel + Leisure Co.	43,577		1,897,343
Vail Resorts, Inc.	23,036		4,362,327
Wingstop, Inc.	17,797		6,848,108
Wyndham Hotels & Resorts, Inc.	50,812		3,735,190
			75,946,127

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Staples Distribution & Retail - 2.0%
BJ's Wholesale Club Holdings, Inc.	80,239	[a]	5,992,249
Casey's General Stores, Inc.	22,452		7,175,210
Grocery Outlet Holding Corp.	60,779	[a]	1,578,431
Performance Food Group Co.	93,778	[a]	6,365,651
Sprouts Farmers Market, Inc.	60,980	[a]	4,026,509
US Foods Holding Corp.	136,641	[a]	6,866,210
			32,004,260
Energy - 5.6%
Antero Midstream Corp.	202,987		2,809,340
Antero Resources Corp.	170,928	[a]	5,813,261
ChampionX Corp.	116,026		3,894,993
Chesapeake Energy Corp.	67,705		6,085,325
Chord Energy Corp.	24,942		4,414,235
Civitas Resources, Inc.	51,596		3,712,848
CNX Resources Corp.	92,599	[a]	2,177,928
DT Midstream, Inc.	58,670		3,649,274
Equitrans Midstream Corp.	265,364		3,590,375
HF Sinclair Corp.	94,376		5,119,898
Matador Resources Co.	67,023		4,175,533
Murphy Oil Corp.	87,441		3,903,366
NOV, Inc.	239,207		4,422,937
Ovintiv, Inc.	152,878		7,845,699
PBF Energy, Inc., Cl. A	65,849		3,507,776
Permian Resources Corp.	277,810		4,653,318
Range Resources Corp.	145,897		5,239,161
Southwestern Energy Co.	665,268	[a]	4,982,857
Valaris Ltd.	37,935	[a]	2,468,051
Weatherford International PLC	43,753	[a]	5,408,746
			87,874,921
Equity Real Estate Investment Trusts - 6.7%
Agree Realty Corp.	60,762	[b]	3,476,802
American Homes 4 Rent, Cl. A	192,239	[b]	6,882,156
Apartment Income REIT Corp.	86,892	[b]	3,334,915
Brixmor Property Group, Inc.	181,870	[b]	4,019,327
COPT Defense Properties	68,587	[b]	1,644,030
Cousins Properties, Inc.	92,569	[b]	2,123,533
CubeSmart	137,063	[b]	5,542,828
EastGroup Properties, Inc.	28,941	[b]	4,496,274
EPR Properties	44,669	[b]	1,813,115
Equity Lifestyle Properties, Inc.	112,742	[b]	6,797,215
First Industrial Realty Trust, Inc.	79,810	[b]	3,624,970
Gaming & Leisure Properties, Inc.	161,553	[b]	6,903,160
Healthcare Realty Trust, Inc.	231,647	[b]	3,296,337

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Equity Real Estate Investment Trusts - 6.7% (continued)
Independence Realty Trust, Inc.	135,566	[b]	2,137,876
Kilroy Realty Corp.	63,638	[b]	2,150,964
Kite Realty Group Trust	134,135	[b]	2,924,143
Lamar Advertising Co., Cl. A	52,987	[b]	6,138,544
National Storage Affiliates Trust	47,777	[b]	1,674,106
NNN REIT, Inc.	110,806	[b]	4,490,967
Omega Healthcare Investors, Inc.	147,989	[b]	4,500,346
Park Hotels & Resorts, Inc.	128,159	[b]	2,067,205
Potlatchdeltic Corp.	47,200	[b]	1,888,472
Rayonier, Inc.	82,501	[b]	2,446,980
Rexford Industrial Realty, Inc.	127,116	[b]	5,441,836
Sabra Health Care REIT, Inc.	142,977	[b]	1,990,240
STAG Industrial, Inc.	109,475	[b]	3,764,845
Vornado Realty Trust	95,538	[b]	2,486,854
WP Carey, Inc.	132,303	[b]	7,255,497
			105,313,537
Financial Services - 6.1%
Affiliated Managers Group, Inc.	20,716		3,233,768
Ally Financial, Inc.	164,246		6,298,835
Annaly Capital Management, Inc.	302,563	[b]	5,670,031
Equitable Holdings, Inc.	189,761		7,004,079
Essent Group Ltd.	64,021		3,391,192
Euronet Worldwide, Inc.	26,318	[a]	2,702,332
Evercore, Inc., Cl. A	20,855		3,785,183
Federated Hermes, Inc.	49,301		1,619,538
FirstCash Holdings, Inc.	22,619		2,555,495
Houlihan Lokey, Inc.	31,747		4,047,425
Interactive Brokers Group, Inc., Cl. A	64,603		7,437,097
Janus Henderson Group PLC	80,907		2,525,917
Jefferies Financial Group, Inc.	103,316		4,448,787
MGIC Investment Corp.	165,628		3,358,936
Morningstar, Inc.	15,725		4,444,671
SEI Investments Co.	60,176		3,968,607
SLM Corp.	131,554		2,787,629
Starwood Property Trust, Inc.	180,018	[b]	3,414,941
Stifel Financial Corp.	61,682		4,929,625
The Carlyle Group, Inc.	130,975		5,867,680
The Western Union Company	210,170		2,824,685
Voya Financial, Inc.	61,818		4,213,515
WEX, Inc.	25,755	[a]	5,441,001
			95,970,969
Food, Beverage & Tobacco - 1.8%
Celsius Holdings, Inc.	89,709	[a]	6,393,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Food, Beverage & Tobacco - 1.8% (continued)
Coca-Cola Consolidated, Inc.	2,874		2,373,924
Darling Ingredients, Inc.	96,346	[a]	4,082,180
Flowers Foods, Inc.	117,595		2,932,819
Ingredion, Inc.	39,333		4,507,168
Lancaster Colony Corp.	12,330		2,352,687
Pilgrim's Pride Corp.	24,892	[a]	896,610
Post Holdings, Inc.	30,620	[a]	3,250,313
The Boston Beer Company, Inc., Cl. A	5,778	[a]	1,608,653
			28,397,914
Health Care Equipment & Services - 4.6%
Acadia Healthcare Co., Inc.	55,488	[a]	4,102,783
Amedisys, Inc.	19,992	[a]	1,840,264
Chemed Corp.	9,113		5,176,184
Dentsply Sirona, Inc.	129,413		3,883,684
Doximity, Inc., Cl. A	73,367	[a]	1,782,084
Encompass Health Corp.	60,636		5,055,830
Enovis Corp.	30,164	[a]	1,665,958
Envista Holdings Corp.	104,383	[a]	2,054,257
Globus Medical, Inc., Cl. A	70,703	[a]	3,520,302
Haemonetics Corp.	30,426	[a]	2,797,671
HealthEquity, Inc.	51,694	[a]	4,079,174
Integra LifeSciences Holdings Corp.	41,394	[a]	1,207,463
Lantheus Holdings, Inc.	41,056	[a]	2,731,866
LivaNova PLC	31,800	[a]	1,772,850
Masimo Corp.	26,685	[a]	3,586,731
Neogen Corp.	121,720	[a]	1,500,808
Option Care Health, Inc.	106,832	[a]	3,193,208
Penumbra, Inc.	23,305	[a]	4,578,733
Progyny, Inc.	50,571	[a]	1,621,306
QuidelOrtho Corp.	30,575	[a]	1,239,816
R1 RCM, Inc.	120,457	[a]	1,480,417
Shockwave Medical, Inc.	22,303	[a]	7,364,228
Tenet Healthcare Corp.	61,442	[a]	6,899,322
			73,134,939
Household & Personal Products - .8%
BellRing Brands, Inc.	79,246	[a]	4,372,002
Coty, Inc., Cl. A	224,652	[a]	2,570,019
e.l.f. Beauty, Inc.	33,753	[a]	5,485,875
			12,427,896
Insurance - 4.6%
American Financial Group, Inc.	39,470		5,042,293
Brighthouse Financial, Inc.	38,106	[a]	1,838,615
CNO Financial Group, Inc.	66,969		1,763,294

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Insurance - 4.6% (continued)
Erie Indemnity Co., Cl. A	15,091		5,774,722
Fidelity National Financial, Inc.	156,371		7,740,365
First American Financial Corp.	61,995		3,321,072
Kemper Corp.	36,752		2,143,009
Kinsale Capital Group, Inc.	13,319		4,838,127
Old Republic International Corp.	157,677		4,708,235
Primerica, Inc.	21,191		4,489,525
Reinsurance Group of America, Inc.	39,875		7,456,226
RenaissanceRe Holdings Ltd.	31,824		6,977,412
RLI Corp.	24,576		3,473,818
Selective Insurance Group, Inc.	36,409		3,700,975
The Hanover Insurance Group, Inc.	21,892		2,842,019
Unum Group	110,489		5,601,792
			71,711,499
Materials - 6.9%
Alcoa Corp.	107,354		3,772,420
AptarGroup, Inc.	39,685		5,729,720
Arcadium Lithium PLC	622,346	[a]	2,738,322
Ashland, Inc.	30,022		2,861,997
Avient Corp.	55,812		2,367,545
Axalta Coating Systems Ltd.	133,001	[a]	4,181,551
Berry Global Group, Inc.	70,651		4,001,673
Cabot Corp.	33,321		3,039,875
Cleveland-Cliffs, Inc.	300,940	[a]	5,085,886
Commercial Metals Co.	71,109		3,821,398
Crown Holdings, Inc.	72,423		5,943,756
Eagle Materials, Inc.	21,003		5,265,662
Graphic Packaging Holding Co.	185,171		4,786,670
Greif, Inc., Cl. A	15,633		957,990
Knife River Corp.	34,621	[a]	2,707,016
Louisiana-Pacific Corp.	39,279		2,874,830
MP Materials Corp.	84,696	[a]	1,355,136
NewMarket Corp.	4,115		2,168,276
Olin Corp.	73,115		3,822,452
Reliance, Inc.	34,772		9,900,284
Royal Gold, Inc.	39,790		4,779,973
RPM International, Inc.	77,971		8,335,880
Silgan Holdings, Inc.	48,420		2,259,277
Sonoco Products Co.	59,026		3,308,407
The Chemours Company	90,935		2,432,511
The Scotts Miracle-Gro Company	25,696		1,761,204
U.S. Steel Corp.	135,301		4,938,487

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 6.9% (continued)
Westlake Corp.	19,147		2,821,502
			108,019,700
Media & Entertainment - 1.1%
Nexstar Media Group, Inc.	19,772		3,164,706
TEGNA, Inc.	121,395		1,655,828
The New York Times Company, Cl. A	98,603		4,242,887
TKO Group Holdings, Inc.	36,229	[a]	3,429,799
Ziff Davis, Inc.	27,845	[a]	1,395,313
ZoomInfo Technologies, Inc.	178,207	[a]	2,826,363
			16,714,896
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
Arrowhead Pharmaceuticals, Inc.	75,669	[a]	1,711,633
Azenta, Inc.	33,506	[a]	1,757,725
Bruker Corp.	56,036		4,371,368
Cytokinetics, Inc.	60,043	[a]	3,681,837
Exelixis, Inc.	182,539	[a]	4,282,365
Halozyme Therapeutics, Inc.	80,751	[a]	3,076,613
Jazz Pharmaceuticals PLC	37,981	[a]	4,206,396
Medpace Holdings, Inc.	14,109	[a]	5,479,230
Neurocrine Biosciences, Inc.	60,205	[a]	8,280,596
Perrigo Co. PLC	82,507		2,694,679
Repligen Corp.	31,415	[a]	5,158,343
Roivant Sciences Ltd.	202,559	[a]	2,207,893
Sotera Health Co.	71,677	[a]	802,782
United Therapeutics Corp.	28,433	[a]	6,662,705
			54,374,165
Real Estate Management & Development - .3%
Jones Lang LaSalle, Inc.	28,754	[a]	5,195,848
Semiconductors & Semiconductor Equipment - 2.7%
Allegro MicroSystems, Inc.	44,037	[a]	1,307,459
Amkor Technology, Inc.	61,118		1,977,167
Cirrus Logic, Inc.	32,983	[a]	2,921,304
Lattice Semiconductor Corp.	82,905	[a]	5,687,283
MACOM Technology Solutions Holdings, Inc.	33,364	[a]	3,401,460
MKS Instruments, Inc.	37,980		4,518,860
Onto Innovation, Inc.	29,695	[a]	5,508,126
Power Integrations, Inc.	33,888		2,261,007
Rambus, Inc.	65,851	[a]	3,609,952
Silicon Laboratories, Inc.	19,430	[a]	2,360,551
Synaptics, Inc.	23,784	[a]	2,139,609
Universal Display Corp.	26,274		4,150,767

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Semiconductors & Semiconductor Equipment - 2.7% (continued)
Wolfspeed, Inc.	77,496	[a]	2,094,717
			41,938,262
Software & Services - 3.2%
AppFolio, Inc., Cl. A	12,408	[a]	2,813,886
Aspen Technology, Inc.	17,012	[a]	3,349,152
Blackbaud, Inc.	25,688	[a]	2,001,609
Commvault Systems, Inc.	26,250	[a]	2,689,838
Dolby Laboratories, Inc., Cl. A	35,491		2,756,231
Dropbox, Inc., CI. A	153,902	[a]	3,564,370
Dynatrace, Inc.	144,724	[a]	6,557,444
GoDaddy, Inc., Cl. A	85,203	[a]	10,427,143
Kyndryl Holdings, Inc.	140,136	[a]	2,755,074
Manhattan Associates, Inc.	37,249	[a]	7,675,529
Qualys, Inc.	22,535	[a]	3,693,712
Teradata Corp.	59,565	[a]	2,209,862
			50,493,850
Technology Hardware & Equipment - 3.4%
Arrow Electronics, Inc.	32,575	[a]	4,158,850
Avnet, Inc.	55,299		2,702,462
Belden, Inc.	24,831		2,018,015
Ciena Corp.	88,403	[a]	4,086,871
Cognex Corp.	104,314		4,333,204
Coherent Corp.	79,421	[a]	4,338,769
Crane NXT Co.	29,390		1,787,206
IPG Photonics Corp.	18,279	[a]	1,535,070
Littelfuse, Inc.	14,960		3,450,374
Lumentum Holdings, Inc.	41,191	[a]	1,802,518
Novanta, Inc.	21,626	[a]	3,384,469
Pure Storage, Inc., Cl. A	179,703	[a]	9,057,031
TD SYNNEX Corp.	46,662		5,498,650
Vishay Intertechnology, Inc.	74,273		1,718,677
Vontier Corp.	92,731		3,767,661
			53,639,827
Telecommunication Services - .3%
Frontier Communications Parent, Inc.	132,002	[a]	3,054,526
Iridium Communications, Inc.	73,766		2,271,255
			5,325,781
Transportation - 2.3%
Avis Budget Group, Inc.	11,387		1,086,889
GXO Logistics, Inc.	71,626	[a]	3,556,947
Hertz Global Holdings, Inc.	80,697	[a]	367,171
Kirby Corp.	35,813	[a]	3,908,273

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Transportation - 2.3% (continued)
Knight-Swift Transportation Holdings, Inc.		97,427		4,504,050
Landstar System, Inc.		21,622		3,771,093
Ryder System, Inc.		26,438		3,221,470
Saia, Inc.		16,062	[a]	6,373,883
Werner Enterprises, Inc.		38,786		1,326,481
XPO, Inc.		70,252	[a]	7,549,280
				35,665,537
Utilities - 3.6%
ALLETE, Inc.		34,481		2,041,965
Black Hills Corp.		41,460		2,276,154
Essential Utilities, Inc.		152,784		5,588,839
IDACORP, Inc.		30,975		2,935,811
National Fuel Gas Co.		55,332		2,938,129
New Jersey Resources Corp.		59,634		2,605,409
NorthWestern Energy Group, Inc.		36,329		1,832,435
OGE Energy Corp.		121,500		4,209,975
ONE Gas, Inc.		33,090		2,134,967
Ormat Technologies, Inc.		33,076		2,111,241
PNM Resources, Inc.		50,968		1,888,874
Portland General Electric Co.		61,786		2,671,009
Southwest Gas Holdings, Inc.		36,555		2,727,734
Spire, Inc.		32,936		2,035,115
UGI Corp.		128,031		3,272,472
Vistra Corp.		203,350		15,422,064
				56,692,193
Total Common Stocks (cost $1,002,598,019)				1,557,332,753
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,385,152)	5.41	15,385,152	[c]	15,385,152
Total Investments (cost $1,017,983,171)		100.0%		1,572,717,905
Liabilities, Less Cash and Receivables		(.0%)		(434,939)
Net Assets		100.0%		1,572,282,966

REIT—Real Estate Investment Trust

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	21.5
Financials	15.9
Consumer Discretionary	14.9
Information Technology	9.5
Health Care	8.1
Real Estate	7.0
Materials	6.9
Energy	5.6
Consumer Staples	4.6
Utilities	3.6
Communication Services	1.4
Investment Companies	1.0
100.0

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 4/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	17,443,710	140,098,189	(142,156,747)	15,385,152	331,946
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	6,453,255	25,732,371	(32,185,626)	-	36,620	††
Total - 1.0%	23,896,965	165,830,560	(174,342,373)	15,385,152	368,566

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	57	6/21/2024	16,428,847	16,400,040	(28,807)
Gross Unrealized Depreciation				(28,807)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	1,002,598,019	1,557,332,753
Affiliated issuers	15,385,152	15,385,152
Cash collateral held by broker—Note 4		951,000
Dividends receivable		582,599
Receivable for shares of Common Stock subscribed		346,074
		1,574,597,578
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		600,070
Payable for shares of Common Stock redeemed		1,314,105
Payable for futures variation margin—Note 4		304,385
Directors’ fees and expenses payable		96,052
		2,314,612
Net Assets ($)		1,572,282,966
Composition of Net Assets ($):
Paid-in capital		921,681,864
Total distributable earnings (loss)		650,601,102
Net Assets ($)		1,572,282,966

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	1,281,106,777	291,176,189
Shares Outstanding	44,072,533	10,083,068
Net Asset Value Per Share ($)	29.07	28.88

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	13,302,956
Affiliated issuers	331,946
Interest	44,302
Income from securities lending—Note 1(b)	36,620
Total Income	13,715,824
Expenses:
Management fee—Note 3(a)	1,981,653
Shareholder servicing costs—Note 3(b)	1,607,195
Directors’ fees—Note 3(a,c)	24,250
Loan commitment fees—Note 2	16,973
Interest expense—Note 2	4,592
Total Expenses	3,634,663
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(24,250)
Net Expenses	3,610,413
Net Investment Income	10,105,411
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	100,085,623
Net realized gain (loss) on futures	2,931,233
Net Realized Gain (Loss)	103,016,856
Net change in unrealized appreciation (depreciation) on investments	188,846,572
Net change in unrealized appreciation (depreciation) on futures	916,709
Net Change in Unrealized Appreciation (Depreciation)	189,763,281
Net Realized and Unrealized Gain (Loss) on Investments	292,780,137
Net Increase in Net Assets Resulting from Operations	302,885,548

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations ($):
Net investment income	10,105,411	18,599,114
Net realized gain (loss) on investments	103,016,856	141,836,466
Net change in unrealized appreciation (depreciation) on investments	189,763,281	(172,517,831)
Net Increase (Decrease) in Net Assets Resulting from Operations	302,885,548	(12,082,251)
Distributions ($):
Distributions to shareholders:
Investor Shares	(113,232,052)	(177,879,425)
Class I	(27,739,669)	(50,021,608)
Total Distributions	(140,971,721)	(227,901,033)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	64,250,656	112,505,837
Class I	32,415,026	46,761,684
Distributions reinvested:
Investor Shares	110,554,091	173,523,704
Class I	20,305,899	32,120,992
Cost of shares redeemed:
Investor Shares	(173,098,133)	(259,178,286)
Class I	(64,174,290)	(148,728,378)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(9,746,751)	(42,994,447)
Total Increase (Decrease) in Net Assets	152,167,076	(282,977,731)
Net Assets ($):
Beginning of Period	1,420,115,890	1,703,093,621
End of Period	1,572,282,966	1,420,115,890
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	2,232,577	3,997,057
Shares issued for distributions reinvested	3,931,511	6,570,379
Shares redeemed	(6,062,430)	(9,182,798)
Net Increase (Decrease) in Shares Outstanding	101,658	1,384,638
Class Ia
Shares sold	1,148,477	1,676,595
Shares issued for distributions reinvested	727,549	1,224,590
Shares redeemed	(2,234,963)	(5,199,502)
Net Increase (Decrease) in Shares Outstanding	(358,937)	(2,298,317)

[a]

During the period ended April 30, 2024, 2,378 Investor shares representing $66,592 were exchanged for 2,396 Class I shares and during the period ended October 31, 2023, 12,823 Class I shares representing $361,877 were exchanged for 12,757 Investor shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2024		Year Ended October 31,
Investor Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	26.12	30.81	40.42	30.27	34.13	36.02
Investment Operations:
Net investment income[a]	.18	.31	.33	.31	.34	.40
Net realized and unrealized gain (loss) on investments	5.39	(.74)	(4.55)	13.50	(.67)	1.82
Total from Investment Operations	5.57	(.43)	(4.22)	13.81	(.33)	2.22
Distributions:
Dividends from net investment income	(.33)	(.39)	(.33)	(.38)	(.43)	(.44)
Dividends from net realized gain on investments	(2.29)	(3.87)	(5.06)	(3.28)	(3.10)	(3.67)
Total Distributions	(2.62)	(4.26)	(5.39)	(3.66)	(3.53)	(4.11)
Net asset value, end of period	29.07	26.12	30.81	40.42	30.27	34.13
Total Return (%)	21.66[b]	(1.58)	(11.97)	48.22	(1.66)	8.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.53	.51	.52	.51
Ratio of net expenses to average net assets	.50[c]	.51	.52	.50	.50	.50
Ratio of net investment income to average net assets	1.23[c]	1.11	1.01	.83	1.13	1.19
Portfolio Turnover Rate	9.28[b]	17.50	14.80	15.42	17.90	15.37
Net Assets, end of period ($ x 1,000)	1,281,107	1,148,638	1,311,952	1,806,658	1,466,328	1,940,533

a Based on average shares outstanding.

b Not annualized.

c Annualized

See notes to financial statements.

Six Months Ended
April 30, 2024		Year Ended October 31,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	26.00	30.70	40.32	30.20	34.07	36.00
Investment Operations:
Net investment income[a]	.21	.39	.42	.40	.42	.48
Net realized and unrealized gain (loss) on investments	5.36	(.74)	(4.55)	13.46	(.67)	1.81
Total from Investment Operations	5.57	(.35)	(4.13)	13.86	(.25)	2.29
Distributions:
Dividends from net investment income	(.40)	(.48)	(.43)	(.46)	(.52)	(.55)
Dividends from net realized gain on investments	(2.29)	(3.87)	(5.06)	(3.28)	(3.10)	(3.67)
Total Distributions	(2.69)	(4.35)	(5.49)	(3.74)	(3.62)	(4.22)
Net asset value, end of period	28.88	26.00	30.70	40.32	30.20	34.07
Total Return (%)	21.79[b]	(1.30)	(11.76)	48.61	(1.42)	8.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26[c]	.26	.28	.26	.27	.26
Ratio of net expenses to average net assets	.25[c]	.26	.27	.25	.25	.25
Ratio of net investment income to average net assets	1.48[c]	1.37	1.27	1.09	1.40	1.46
Portfolio Turnover Rate	9.28[b]	17.50	14.80	15.42	17.90	15.37
Net Assets, end of period ($ x 1,000)	291,176	271,478	391,141	622,795	539,454	802,852

a Based on average shares outstanding.

b Not annualized.

c Annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Midcap Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the S&P MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,557,332,753	-	-	1,557,332,753
Investment Companies	15,385,152	-	-	15,385,152
Liabilities ($)
Other Financial Instruments:
Futures††	(28,807)	-	-	(28,807)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2024, BNY Mellon earned $4,991 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2024, the fund had no securities on loan.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses, changes in securities markets, changes in the composition of the index and timing of purchases and redemptions of fund shares.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2023 was as follows: ordinary income $21,750,133 and long-term capital gains $206,150,900. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended April 30, 2024, the fund was charged $4,592 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2024 was approximately $144,506 with a related weighted average annualized interest rate of 6.39%.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2024, fees reimbursed by the Adviser amounted to $24,250.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2024, the fund was charged $1,607,195 pursuant to the Shareholder Services Plan.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $332,267 and Shareholder Services Plan fees of $270,803, which are offset against an expense reimbursement currently in effect in the amount of $3,000.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2024, amounted to $145,075,952 and $279,826,871, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2024 are set forth in the Statement of Investments.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of April 30, 2024 is shown below:

	Derivative Assets ($)		Derivative Liabilities ($)
Equity risk	-	Equity risk	(28,807)	[1]
Gross fair value of derivative contracts	-		(28,807)

Statement of Assets and Liabilities location:
[1]		Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Total
Equity	2,931,233		2,931,233
Total	2,931,233		2,931,233

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[2]	Total
Equity	916,709		916,709
Total	916,709		916,709

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net change in unrealized appreciation (depreciation) on futures.

The following table summarizes the monthy average market value of derivatives outstanding during the period ended April 30, 2024:

Average Market Value ($)
Futures:
Equity Futures Long	18,887,356
Equity Futures Short	4,508,720

At April 30, 2024, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $554,705,927, consisting of $632,803,627 gross unrealized appreciation and $78,097,700 gross unrealized depreciation.

At April 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor shares with the performance of a group of retail front-end load and no-load S&P midcap 400 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P midcap 400 index funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail front-end load and no-load S&P midcap 400 index funds, excluding outliers (the “Expense Universe”), the information for which

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Group and Performance Universe medians during the periods under review. It was noted that there were only five other funds in the Performance Group and Performance Universe. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were slightly higher than the Expense Group median and slightly higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the investment advisory fees paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising a separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Client”), and explained the nature of the Similar Client. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Client to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

This page intentionally left blank.

For More Information

BNY Mellon Midcap Index Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Investor: PESPX Class I: DMIDX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 0113SA0424

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Midcap Index Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 21, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)